Lessee, Operating Lease, Liability, Maturity (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
2023	$ 81,558
2024	11,786
Present value of lease liabilities	39,556	$ 74,067	$ 103,918	$ 127,615
Amounts recognized on the balance sheet
Current lease liabilities	32,116	32,068
Long-term lease liabilities	7,440	41,999	73,835
Total lease payments	39,556	$ 74,067	$ 103,918	$ 127,615
Operating Lease Office Lease [Member]
Lessee, Lease, Description [Line Items]
2023	33,159
2024	7,607
Total lease payments	40,766
Less: Interest	(1,210)
Present value of lease liabilities	39,556
Amounts recognized on the balance sheet
Current lease liabilities	32,116
Long-term lease liabilities	7,440
Total lease payments	$ 39,556